UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds
(Exact name of registrant as specified in charter)

3875 Embassy Parkway, Suite 250, Akron, Ohio 44333-8334
(Address of principal executive offices) (Zip code)

Charles A. Kiraly
Oak Associates, ltd.
3875 Embassy Parkway, Suite 250
Akron, Ohio 44333-8334
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end:     October 31

Date of reporting period:  November 1, 2015 - April 30, 2016

Item 1.  Reports to Stockholders.

OAK
ASSOCIATES FUNDS

# SEMI-ANNUAL REPORT
## APRIL 30, 2016

White Oak Select Growth Fund (WOGSX)
Pin Oak Equity Fund (POGSX)
Rock Oak Core Growth Fund (RCKSX)
River Oak Discovery Fund (RIVSX)
Red Oak Technology Select Fund (ROGSX)
Black Oak Emerging Technology Fund (BOGSX)
Live Oak Health Sciences Fund (LOGSX)

TABLE of CONTENTS

Shareholder Letter	1
Performance Update
White Oak Select Growth Fund	2
Pin Oak Equity Fund	3
Rock Oak Core Growth Fund	4
River Oak Discovery Fund	5
Red Oak Technology Select Fund	6
Black Oak Emerging Technology Fund	7
Live Oak Health Sciences Fund	8
Important Disclosures	9
Disclosure of Fund Expenses	11
Financial Statements
Schedules of Investments	13
Statements of Assets and Liabilities	30
Statements of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	38
Notes to Financial Statements	52
Additional Information	62

Shareholder Letter

Dear Fellow Shareholder,

We are pleased to send you the Oak Associates Funds Semi-Annual Report which contains information on the holdings of each of the Funds, along with the Financial Highlights and Statements of Net Assets, Operations, and Changes in Net Assets for the six-month period ended April 30, 2016. We encourage you to read the report to help you stay informed about your investments.

We recognize that this is only a six-month snapshot of your portfolio, and we urge you to visit our website at www.oakfunds.com for more detailed fund information and market commentaries.

As always, we appreciate the trust you have placed in us and thank you for your investment.

Sincerely,

Oak Associates Funds

Semi-Annual Report | April 30, 2016 (Unaudited)	1

White Oak Select Growth Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker Symbol	WOGSX
Share Price	$62.96
Total Net Assets	$247.3 M
Portfolio Turnover	10.35%

Sector Allocation^
Information Technology	38.6%
Financials	31.3%
Health Care	18.2%
Consumer Discretionary	6.8%
Industrials	3.8%
Energy	0.9%
Cash & Other Assets	0.4%

Top 10 Holdings^
1.	Alphabet, Inc.	9.1%
2.	JPMorgan Chase & Co.	7.4%
3.	Amgen, Inc.	6.9%
4.	Amazon.com, Inc.	6.8%
5.	Cisco Systems, Inc.	6.7%
6.	The Charles Schwab Corp.	5.6%
7.	US Bancorp	5.5%
8.	KLA-Tencor Corp.	5.1%
9.	Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	4.2%
10.	CR Bard, Inc.	4.1%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
White Oak Select Growth Fund	3.22%	10.91%	8.94%	7.06%
S&P 500® Total Return Index[1]	1.21%	11.26%	11.02%	6.91%
Lipper Large-Cap Growth Funds Average[2]	-1.85%	11.20%	9.69%	6.82%

Gross/Net Expense Ratio (per the current prospectus): 1.06%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

2	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker	POGSX
Share Price	$49.45
Total Net Assets	$102.3 M
Portfolio Turnover	0.80%

Sector Allocation^
Financials	38.9%
Information Technology	32.3%
Consumer Discretionary	9.7%
Industrials	6.5%
Consumer Staples	5.2%
Energy	4.2%
Materials	0.4%
Cash & Other Assets	2.8%

Top 10 Holdings^
1.	Wells Fargo & Co.	6.3%
2.	Microsoft Corp.	5.3%
3.	PepsiCo, Inc.	5.2%
4.	The Charles Schwab Corp.	5.1%
5.	Amdocs, Ltd.	5.0%
6.	Alphabet, Inc.	4.8%
7.	The Bank of New York Mellon Corp.	4.8%
8.	Paychex, Inc.	4.5%
9.	Capital One Financial Corp.	4.3%
10.	Twenty-First Century Fox, Inc.	3.8%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Pin Oak Equity Fund	1.22%	12.11%	10.62%	9.46%
Russell 3000® Index TR1	-0.18%	10.77%	10.50%	6.85%
Lipper Multi-Cap Core Funds Average[2]	-3.47%	8.99%	8.54%	5.69%

Gross/Net Expense Ratio (per the current prospectus): 1.10%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Russell Investments is the source and owner of the Russell Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2016 (Unaudited)	3

Rock Oak Core Growth Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker	RCKSX
Share Price	$11.65
Total Net Assets	$6.9 M
Portfolio Turnover	6.90%

Sector Allocation^
Information Technology	49.3%
Financials	12.2%
Consumer Discretionary	10.1%
Industrials	8.4%
Health Care	6.0%
Consumer Staples	3.3%
Energy	2.6%
Cash & Other Assets	8.1%

Top 10 Holdings^
1.	Salesforce.com, Inc.	5.5%
2.	Vantiv, Inc.	5.2%
3.	SunTrust Banks, Inc.	4.4%
4.	CA, Inc.	4.3%
5.	Nielsen NV	4.3%
6.	The Hartford Financial Services Group, Inc.	4.1%
7.	L-3 Communications Holdings, Inc.	4.1%
8.	Xilinx, Inc.	3.9%
9.	Synchrony Financial	3.7%
10.	Autodesk, Inc.	3.7%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Rock Oak Core Growth Fund	-11.87%	6.71%	4.48%	4.21%
S&P 500® Total Return Index[1]	1.21%	11.26%	11.02%	6.91%
Lipper Multi-Cap Growth Funds Average[2]	-4.40%	9.87%	8.38%	6.35%

Gross/Net Expense Ratio (per the current prospectus): 1.52%/1.25%

The Adviser has contractually agreed through February 28, 2017, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.25% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

4	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker	RIVSX
Share Price	$13.83
Total Net Assets	$12.1 M
Portfolio Turnover	10.99%

Sector Allocation^
Information Technology	37.3%
Financials	26.2%
Health Care	13.3%
Industrials	7.7%
Consumer Discretionary	7.3%
Cash & Other Assets	8.2%

Top 10 Holdings^
1.	Fabrinet	5.5%
2.	Assurant, Inc.	5.2%
3.	Cirrus Logic, Inc.	4.8%
4.	Abercrombie & Fitch Co.	4.5%
5.	PrivateBancorp, Inc.	4.2%
6.	Fortinet, Inc.	4.0%
7.	Advanced Energy Industries, Inc.	3.9%
8.	Magellan Health, Inc.	3.7%
9.	Amsurg Corp.	3.7%
10.	Janus Capital Group, Inc.	3.6%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

	Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
River Oak Discovery Fund	-6.32%	8.75%	4.81%	4.94%
Russell 2000® Growth Index[1]	-8.27%	8.50%	7.15%	6.14%
Lipper Small-Cap Growth Funds Average[2]	-8.68%	7.17%	5.88%	5.40%

Gross/Net Expense Ratio (per the current prospectus): 1.45%/1.35%

The Adviser has contractually agreed through February 28, 2017, to waive all or a portion of its fee for the Fund (and to reimburse expenses to the extent necessary) in order to limit Fund total operating expenses (excluding Acquired Fund Fees and Expenses) to an annual rate of not more than 1.35% of average daily net assets. This contractual fee waiver may only be terminated subject to approval by the Board of Trustees of the Trust.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Russell Investments is the source and owner of the Russell Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2016 (Unaudited)	5

Red Oak Technology Select Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker	ROGSX
Share Price	$16.20
Total Net Assets	$132.4 M
Portfolio Turnover	4.96%

Sector Allocation^
Information Technology	90.0%
Industrials	5.7%
Consumer Discretionary	3.0%
Cash & Other Assets	1.3%

Top 10 Holdings^
1.	Alphabet, Inc.	5.9%
2.	Cisco Systems, Inc.	5.0%
3.	NVIDIA Corp.	4.8%
4.	Oracle Corp.	4.7%
5.	Huntington Ingalls Industries, Inc.	4.2%
6.	Microsoft Corp.	4.1%
7.	Ingram Micro, Inc.	3.9%
8.	Intel Corp.	3.7%
9.	KLA-Tencor Corp.	3.6%
10.	Check Point Software Technologies, Ltd.	3.4%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

		Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Red Oak Technology Select Fund	-0.65%	12.82%	11.14%	9.45%
S&P 500 Equal Weight Information Technology Index[1]	-0.60%	15.37%	10.51%	7.17%
Lipper Science & Technology Funds Average[2]	-3.80%	12.89%	7.74%	6.83%

Gross/Net Expense Ratio (per the current prospectus): 1.11%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

6	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker	BOGSX
Share Price	$3.97
Total Net Assets	$29.4 M
Portfolio Turnover	25.82%

Sector Allocation^
Information Technology	89.6%
Health Care	5.4%
Cash & Other Assets	5.0%

Top 10 Holdings^
1.	Apple, Inc.	5.8%
2.	Salesforce.com, Inc.	5.4%
3.	Silicon Motion Technology Corp. - ADR	5.4%
4.	Cirrus Logic, Inc.	4.7%
5.	CA, Inc.	4.6%
6.	SanDisk Corp.	4.1%
7.	AVG Technologies NV	4.0%
8.	Fortinet, Inc.	3.8%
9.	EMC Corp.	3.8%
10.	Arrow Electronics, Inc.	3.8%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

This chart represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers are in effect; if they had not been in effect, performance would have been lower.

		Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Black Oak Emerging Technology Fund	-10.67%	10.53%	3.47%	5.57%
S&P 500 Equal Weight Information Technology Index[1]	-0.60%	15.37%	10.51%	7.17%
Lipper Science & Technology Funds Average[2]	-3.80%	12.89%	7.74%	6.83%

Gross/Net Expense Ratio (per the current prospectus): 1.25%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

Semi-Annual Report | April 30, 2016 (Unaudited)	7

Live Oak Health Sciences Fund	Performance Update

All data below as of April 30, 2016 (Unaudited)

Fund Data
Ticker	LOGSX
Share Price	$19.15
Total Net Assets	$54.8 M
Portfolio Turnover	13.38%

Sector Allocation^
Health Care	96.2%
Information Technology	1.1%
Cash & Other Assets	2.7%

Top 10 Holdings^
1.	Amgen, Inc.	7.0%
2.	Cardinal Health, Inc.	5.3%
3.	CR Bard, Inc.	5.2%
4.	Becton Dickinson and Co.	4.6%
5.	Stryker Corp.	4.4%
6.	Anthem, Inc.	4.3%
7.	Owens & Minor, Inc.	4.2%
8.	Waters Corp.	4.0%
9.	Merck & Co., Inc.	3.9%
10.	VCA, Inc.	3.8%

^	Percentages are based on net assets. Holdings are subject to change.

Growth of $10,000 Chart

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past 10 years (or for the life of the Fund if shorter). Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

		Average Annual Total Return
	1 Year Return	3 Year Return	5 Year Return	10 Year Return
Live Oak Health Sciences Fund	2.64%	16.63%	14.31%	10.39%
S&P 500® Healthcare Index[1]	-1.08%	15.65%	16.84%	10.59%
Lipper Health & Biotechnology Funds Average[2]	-11.08%	15.16%	15.67%	11.37%

Gross/Net Expense Ratio (per the current prospectus): 1.08%

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month-end, please visit www.oakfunds.com or call 1-888-462-5386.

[1]	Standard & Poor’s is the source and owner of the S&P Index data. [2] Lipper Inc. is the source and owner of the Lipper Classification data. See Pages 9 and 10 for additional disclosure.

8	1-888-462-5386 | www.oakfunds.com

Important Disclosures

As of April 30, 2016 (Unaudited)

Index Definitions and Disclosures

All indices are unmanaged and index performance figures include reinvestment of dividends but do not reflect any fees, expenses or taxes. Investors cannot invest directly in an index.

Lipper, a Thomson Reuters Company, is the source and owner of the Lipper Classification data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Lipper Inc. is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds presentation thereof.

Lipper Health/Biotechnology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in health care, medicine, and biotechnology.

Lipper Large-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds – Funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap core funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Growth Funds – Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales per-share growth value, compared to the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds – Funds that invest primarily in the equity securities of domestic companies engaged in science and technology.

Lipper Small-Cap Growth Funds – Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P Small-Cap 600 Index.

NASDAQ is the source and owner of the NASDAQ Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. NASDAQ is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

NASDAQ 100 Index – The NASDAQ 100 Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization.

Semi-Annual Report | April 30, 2016 (Unaudited)	9

Important Disclosures

As of April 30, 2016 (Unaudited)

Russell Investments is the source and owner of the Russell Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Russell Investments is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

Russell 2000 Growth Index – The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000 Index – The Russell 3000 Index measures the performance of 3,000 publicly held US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

Standard & Poor’s is the source and owner of the S&P Index data contained in this material and all trademarks and copyrights related thereto. Any further dissemination or redistribution is strictly prohibited. Standard & Poor’s is not responsible for the formatting or configuration of this material or for any inaccuracy in Oak Associates Funds’ presentation thereof.

S&P 500 Equal Weight Information Technology Index – The S&P 500 Equal Weight Information Technology Index is an unmanaged equal weighted version of the S&P 500 Information Technology Index that consists of the common stocks of the following industries: internet equipment, computers and peripherals, electronic equipment, office electronics and instruments, semiconductor equipment and products, diversified telecommunication services, and wireless telecommunication services that comprise the Information Technology sector of the S&P
500 Index.

S&P 500 Health Care Index – The S&P 500 Health Care Index is a capitalization-weighted index that encompasses two main industry groups. The first includes companies who manufacture health care equipment and supplies or provide health care related services, including distributors of health care products, providers of basic health care services, and owners and operators of health care facilities and organizations. The second group consists of companies primarily involved in the research, development, production and marketing of pharmaceuticals and biotechnology products.

S&P 500 Total Return Index – The S&P 500 Total Return Index is a commonly recognized, market capitalization weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

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Disclosure of Fund Expenses

As of April 30, 2016 (Unaudited)

All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these, are deducted from the Fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return—the account values shown may not apply to your specific investment.

Semi-Annual Report | April 30, 2016 (Unaudited)	11

Disclosure of Fund Expenses

As of April 30, 2016 (Unaudited)

	Beginning Account Value 11/01/2015	Ending Account Value 04/30/2016	Annualized Expense Ratio	Expenses Paid During the Period(a)
White Oak Select Growth Fund
Actual Return	$1,000.00	$971.60	1.07%	$5.25
Hypothetical 5% Return	$1,000.00	$1,019.54	1.07%	$5.37
Pin Oak Equity Fund
Actual Return	$1,000.00	$978.30	1.08%	$5.31
Hypothetical 5% Return	$1,000.00	$1,019.49	1.08%	$5.42
Rock Oak Core Growth Fund
Actual Return	$1,000.00	$951.70	1.25%	$6.07
Hypothetical 5% Return	$1,000.00	$1,018.65	1.25%	$6.27
River Oak Discovery Fund
Actual Return	$1,000.00	$1,006.20	1.35%	$6.73
Hypothetical 5% Return	$1,000.00	$1,018.15	1.35%	$6.77
Red Oak Technology Select Fund
Actual Return	$1,000.00	$984.80	1.12%	$5.53
Hypothetical 5% Return	$1,000.00	$1,019.29	1.12%	$5.62
Black Oak Emerging Technology Fund
Actual Return	$1,000.00	$960.40	1.32%	$6.43
Hypothetical 5% Return	$1,000.00	$1,018.30	1.32%	$6.62
Live Oak Health Sciences Fund
Actual Return	$1,000.00	$1,021.70	1.10%	$5.53
Hypothetical 5% Return	$1,000.00	$1,019.39	1.10%	$5.52

(a)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

12	1-888-462-5386 | www.oakfunds.com

White Oak Select Growth Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.6%)
CONSUMER DISCRETIONARY (6.8%)
Internet & Catalog Retail (6.8%)
Amazon.com, Inc.(a)	25,575	$16,869,014

ENERGY (0.9%)
Energy Equipment & Services (0.9%)
Transocean, Ltd.	195,000	2,160,600

FINANCIALS (31.3%)
Capital Markets (5.6%)
The Charles Schwab Corp.	489,000	13,892,490

Commercial Banks (14.7%)
CIT Group, Inc.	190,400	6,582,128
TCF Financial Corp.	512,000	6,983,680
US Bancorp	320,000	13,660,800
Wells Fargo & Co.	184,000	9,196,320
		36,422,928
Diversified Financial Services (7.4%)
JPMorgan Chase & Co.	289,400	18,290,080

Insurance (3.6%)
Chubb, Ltd.	74,700	8,804,142

HEALTH CARE (18.2%)
Biotechnology (6.9%)
Amgen, Inc.	108,000	17,096,400

Health Care Equipment & Supplies (4.1%)
CR Bard, Inc.	47,850	10,152,335

Health Care Providers & Services (3.0%)
Express Scripts Holding Co.(a)	100,000	7,373,000

Pharmaceuticals (4.2%)
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	189,000	10,291,050

INDUSTRIALS (3.8%)
Air Freight & Logistics (3.8%)
United Parcel Service, Inc. - Class B	90,000	9,456,300

Semi-Annual Report | April 30, 2016 (Unaudited)	13

Schedules of Investments	White Oak Select Growth Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (38.6%)
Communications Equipment (8.7%)
Cisco Systems, Inc.	603,000	$16,576,470
Qualcomm, Inc.	99,100	5,006,532
		21,583,002
Internet Software & Services (12.2%)
Alphabet, Inc. - Class A(a)	15,550	11,007,534
Alphabet, Inc. - Class C(a)	16,495	11,431,200
Facebook, Inc. - Class A(a)	14,000	1,646,120
Salesforce.com, Inc.(a)	80,800	6,124,640
		30,209,494
IT Services (7.1%)
Cognizant Technology Solutions Corp. - Class A(a)	146,700	8,562,879
International Business Machines Corp.	61,900	9,033,686
		17,596,565
Semiconductors & Semiconductor Equipment (8.9%)
KLA-Tencor Corp.	179,800	12,575,212
Xilinx, Inc.	220,000	9,477,600
		22,052,812
Software (1.7%)
Symantec Corp.	247,000	4,111,315

TOTAL COMMON STOCKS
(Cost $225,037,294)		246,361,527

SHORT TERM INVESTMENTS (0.4%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and maturity dates ranging from 11/30/16 to 05/15/24 with a par value of $904,028 and a collateral value of $952,702.	934,021	$934,021

TOTAL SHORT TERM INVESTMENTS
(Cost $934,021)		934,021

TOTAL INVESTMENTS - (100.0%)
(Cost $225,971,315)		$247,295,548

Assets in Excess of Other Liabilities - (0.0%)(b)		11,865

NET ASSETS - (100.0%)		$247,307,413

(a)	Non-income producing security.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

14	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.2%)
CONSUMER DISCRETIONARY (9.7%)
Internet & Catalog Retail (3.0%)
Amazon.com, Inc.(a)	4,700	$3,100,073

Media (6.7%)
The Interpublic Group of Cos., Inc.	129,000	2,959,260
Twenty-First Century Fox, Inc. - Class A	34,000	1,028,840
Twenty-First Century Fox, Inc. - Class B	93,100	2,804,172
		6,792,272
CONSUMER STAPLES (5.2%)
Beverages (5.2%)
PepsiCo, Inc.	51,500	5,302,440

ENERGY (4.2%)
Energy Equipment & Services (2.1%)
Nabors Industries, Ltd.	189,100	1,853,180
Transocean, Ltd.	25,000	277,000
		2,130,180
Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC - Sponsored ADR - Class A	40,394	2,136,439

FINANCIALS (38.9%)
Capital Markets (9.9%)
The Bank of New York Mellon Corp.	121,500	4,889,160
The Charles Schwab Corp.	185,251	5,262,981
		10,152,141
Commercial Banks (17.5%)
CIT Group, Inc.	65,500	2,264,335
First Bancorp	50,135	1,022,754
Great Southern Bancorp, Inc.	53,345	2,019,642
International Bancshares Corp.	99,500	2,605,905
SunTrust Banks, Inc.	85,500	3,568,770
Wells Fargo & Co.	128,200	6,407,436
		17,888,842
Consumer Finance (4.4%)
Capital One Financial Corp.	61,400	4,444,746

Insurance (7.1%)
Assurant, Inc.	13,500	1,141,695
Everest Re Group, Ltd.	14,800	2,736,520
The Travelers Cos., Inc.	31,000	3,406,900
		7,285,115

Semi-Annual Report | April 30, 2016 (Unaudited)	15

Schedules of Investments	Pin Oak Equity Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
INDUSTRIALS (6.5%)
Aerospace & Defense (1.3%)
Raytheon Co.	10,500	$1,326,675

Electrical Equipment (1.8%)
EnerSys	31,617	1,845,484

Machinery (3.4%)
Parker-Hannifin Corp.	30,500	3,538,610

INFORMATION TECHNOLOGY (32.3%)
Electronic Equipment & Instruments (3.3%)
Flextronics International, Ltd.(a)	277,000	3,365,550

Internet Software & Services (6.3%)
Alphabet, Inc. - Class A(a)	3,500	2,477,580
Alphabet, Inc. - Class C(a)	3,509	2,431,772
IAC/InterActive Corp.	33,256	1,541,083
		6,450,435
IT Services (12.5%)
Amdocs, Ltd.	89,772	5,075,709
Paychex, Inc.	88,549	4,615,174
The Western Union Co.	154,000	3,080,000
		12,770,883
Semiconductors & Semiconductor Equipment (5.0%)
KLA-Tencor Corp.	32,400	2,266,056
Xilinx, Inc.	65,500	2,821,740
		5,087,796
Software (5.2%)
Microsoft Corp.	108,100	5,390,947

MATERIALS (0.4%)
Metals & Mining (0.4%)
Teck Resources, Ltd. - Class B	38,814	475,471

TOTAL COMMON STOCKS (Cost $86,881,336)		99,484,099

16	1-888-462-5386 | www.oakfunds.com

Pin Oak Equity Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (2.8%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and with maturity dates ranging from 11/30/16 to 05/15/24 with a par value of $2,724,038 and a collateral value of $2,870,704.	2,814,414	$2,814,414

TOTAL SHORT TERM INVESTMENTS (Cost $2,814,414)		2,814,414

TOTAL INVESTMENTS - (100.0%) (Cost $89,695,750)		$102,298,513

Liabilities in Excess of Other Assets - (0.0%)(b)		(16,350)

NET ASSETS - (100.0%)		$102,282,163

(a)	Non-income producing security.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2016 (Unaudited)	17

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.9%)
CONSUMER DISCRETIONARY (10.1%)
Hotels, Restaurants & Leisure (3.1%)
Wyndham Worldwide Corp.	3,000	$212,850

Media (7.0%)
Discovery Communications, Inc. - Class A(a)	7,800	213,018
Liberty Braves Group - Class A(a)	690	10,792
Liberty Media Corp. - Class A(a)	1,725	31,567
Liberty SiriusXM Group - Class A(a)	6,900	226,113
		481,490
CONSUMER STAPLES (3.3%)
Beverages (3.3%)
Molson Coors Brewing Co. - Class B	2,400	229,512

ENERGY (2.6%)
Energy Equipment & Services (2.6%)
Weatherford International PLC(a)	21,590	175,527

FINANCIALS (12.2%)
Commercial Banks (4.4%)
SunTrust Banks, Inc.	7,200	300,528

Consumer Finance (3.7%)
Synchrony Financial(a)	8,350	255,259

Insurance (4.1%)
The Hartford Financial Services Group, Inc.	6,400	284,032

HEALTH CARE (6.0%)
Life Sciences Tools & Services (2.7%)
Illumina, Inc.(a)	1,400	188,986

Pharmaceuticals (3.3%)
Jazz Pharmaceuticals PLC(a)	1,500	226,050

INDUSTRIALS (8.4%)
Aerospace & Defense (4.1%)
L-3 Communications Holdings, Inc.	2,150	282,789

Professional Services (4.3%)
Nielsen NV	5,650	294,591

18	1-888-462-5386 | www.oakfunds.com

Rock Oak Core Growth Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (49.3%)
Communications Equipment (3.3%)
F5 Networks, Inc.(a)	2,150	$225,213

Computers & Peripherals (1.8%)
Western Digital Corp.	3,000	122,595

Internet Software & Services (5.5%)
Salesforce.com, Inc.(a)	5,000	379,000

IT Services (12.4%)
Cognizant Technology Solutions Corp. - Class A(a)	2,800	163,436
Computer Sciences Corp.	5,650	187,184
CSRA, Inc.	5,650	146,674
Vantiv, Inc. - Class A(a)	6,550	357,237
		854,531
Semiconductors & Semiconductor Equipment (7.7%)
Broadcom, Ltd.	130	18,948
Linear Technology Corp.	5,500	244,640
Xilinx, Inc.	6,150	264,942
		528,530
Software (13.9%)
Autodesk, Inc.(a)	4,200	251,244
CA, Inc.	9,950	295,117
Check Point Software Technologies, Ltd.(a)	3,000	248,610
Symantec Corp.	9,700	161,456
		956,427
Technology Hardware, Storage & Peripherals (4.7%)
NetApp, Inc.	6,400	151,296
Seagate Technology PLC	7,710	167,847
		319,143
TOTAL COMMON STOCKS (Cost $5,077,546)		6,317,053

Semi-Annual Report | April 30, 2016 (Unaudited)	19

Schedules of Investments	Rock Oak Core Growth Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS (8.1%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and with maturity dates ranging from 11/30/16 to 05/15/24 with a par value of $539,596 and a collateral value of $568,648.	557,498	$557,498

TOTAL SHORT TERM INVESTMENTS (Cost $557,498)		557,498

TOTAL INVESTMENTS - (100.0%) (Cost $5,635,044)		$6,874,551

Liabilities in Excess of Other Assets - (0.0%)(b)		(2,671)

NET ASSETS - (100.0%)		$6,871,880

(a)	Non-income producing security.
(b)	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

20	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.8%)
CONSUMER DISCRETIONARY (7.3%)
Specialty Retail (7.3%)
Abercrombie & Fitch Co. - Class A	20,450	$546,628
Guess? Inc.	17,950	329,383
		876,011
FINANCIALS (26.2%)
Capital Markets (9.1%)
Calamos Asset Management, Inc. - Class A	30,700	252,968
Cowen Group, Inc. - Class A(a)	86,900	302,847
FBR & Co.	6,400	118,400
Janus Capital Group, Inc.	29,400	429,240
		1,103,455
Commercial Banks (9.8%)
PrivateBancorp, Inc.	12,300	511,803
Union First Market Bankshares Corp.	14,050	371,061
Zions Bancorporation	10,800	297,216
		1,180,080
Insurance (7.3%)
Assurant, Inc.	7,350	621,589
CNO Financial Group, Inc.	14,000	257,180
		878,769
HEALTH CARE (13.3%)
Biotechnology (3.2%)
United Therapeutics Corp.(a)	3,650	383,980

Health Care Providers & Services (7.3%)
Amsurg Corp.(a)	5,450	441,341
Magellan Health, Inc.(a)	6,350	447,421
		888,762
Heath Care Technology (2.8%)
Quality Systems, Inc.	23,800	335,104

INDUSTRIALS (7.7%)
Aerospace & Defense (3.5%)
TASER International, Inc.(a)	23,420	427,649

Construction & Engineering (2.2%)
Argan, Inc.	7,650	261,477

Machinery (2.0%)
Proto Labs, Inc.(a)	4,000	239,320

Semi-Annual Report | April 30, 2016 (Unaudited)	21

Schedules of Investments	River Oak Discovery Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (37.3%)
Electronic Equipment & Instruments (10.8%)
Dolby Laboratories, Inc. - Class A	7,200	$342,792
Fabrinet(a)	20,850	666,575
Hollysys Automation Technologies, Ltd.(a)	15,500	297,135
		1,306,502
Internet (1.2%)
AVG Technologies NV(a)	7,000	138,600

Internet Software & Services (2.6%)
MercadoLibre, Inc.	2,500	312,225

Semiconductors & Semiconductor Equipment (12.2%)
Advanced Energy Industries, Inc.(a)	14,450	467,457
Ambarella, Inc.(a)	2,700	110,970
Cirrus Logic, Inc.(a)	15,900	573,990
Kulicke & Soffa Industries, Inc.(a)	29,700	318,384
		1,470,801
Software (10.5%)
FireEye, Inc.(a)	13,640	236,654
Fortinet, Inc.(a)	14,950	486,024
VASCO Data Security International, Inc.(a)	21,035	364,537
Verint Systems, Inc.(a)	5,450	184,428
		1,271,643
TOTAL COMMON STOCKS (Cost $8,523,963)		11,074,378

SHORT TERM INVESTMENTS (8.3%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and with maturity dates ranging from 11/30/16 to 05/15/24 with a par value of $963,762 and a collateral value of $1,015,652.	995,736	$995,736

TOTAL SHORT TERM INVESTMENTS (Cost $995,736)		995,736

TOTAL INVESTMENTS - (100.1%) (Cost $9,519,699)		$12,070,114

Liabilities in Excess of Other Assets - (-0.1%)		(13,687)

NET ASSETS - (100.0%)		$12,056,427

22	1-888-462-5386 | www.oakfunds.com

River Oak Discovery Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2016 (Unaudited)	23

Schedules of Investments	Red Oak Technology Select Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.7%)
CONSUMER DISCRETIONARY (3.0%)
Internet & Catalog Retail (3.0%)
Amazon.com, Inc.(a)	6,050	$3,990,520

INDUSTRIALS (5.7%)
Aerospace & Defense (5.7%)
Huntington Ingalls Industries, Inc.	38,466	5,568,723
Northrop Grumman Corp.	9,850	2,031,661
		7,600,384
INFORMATION TECHNOLOGY (90.0%)
Communications Equipment (10.0%)
Cisco Systems, Inc.	243,000	6,680,070
Juniper Networks, Inc.	136,000	3,182,400
Qualcomm, Inc.	65,800	3,324,216
		13,186,686
Computers & Peripherals (5.4%)
Apple, Inc.	39,420	3,695,231
HP, Inc.	133,500	1,638,045
Western Digital Corp.	45,000	1,838,925
		7,172,201
Electronic Equipment & Instruments (9.5%)
Arrow Electronics, Inc.(a)	36,675	2,277,517
Corning, Inc.	170,000	3,173,900
Flextronics International, Ltd.(a)	75,000	911,250
Ingram Micro, Inc. - Class A	147,600	5,158,620
Keysight Technologies, Inc.(a)	43,000	1,121,440
		12,642,727
Internet Software & Services (8.9%)
Alphabet, Inc. - Class A(a)	5,100	3,610,188
Alphabet, Inc. - Class C(a)	6,016	4,169,148
Facebook, Inc. - Class A(a)	13,725	1,613,786
IAC/InterActive Corp.	52,100	2,414,314
		11,807,436
IT Services (12.8%)
Accenture PLC - Class A	39,100	4,415,172
Alliance Data Systems Corp.(a)	11,600	2,358,396
Computer Sciences Corp.	56,000	1,855,280
CSG Systems International, Inc.	15,519	688,733
CSRA, Inc.	56,000	1,453,760
International Business Machines Corp.	26,400	3,852,816
Total System Services, Inc.	43,500	2,224,590
Visa, Inc. - Class A	2,000	154,480
		17,003,227

24	1-888-462-5386 | www.oakfunds.com

Red Oak Technology Select Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (17.3%)
Intel Corp.	162,300	$4,914,444
KLA-Tencor Corp.	67,600	4,727,944
Marvell Technology Group, Ltd.	258,400	2,578,832
NVIDIA Corp.	180,000	6,395,400
Xilinx, Inc.	98,900	4,260,612
		22,877,232
Software (21.7%)
CA, Inc.	102,000	3,025,320
Check Point Software Technologies, Ltd.(a)	54,000	4,474,980
Microsoft Corp.	109,700	5,470,739
Oracle Corp.	156,100	6,222,146
Red Hat, Inc.(a)	45,100	3,308,987
Symantec Corp.	123,000	2,047,335
Synopsys, Inc.(a)	86,900	4,129,488
		28,678,995
Technology Hardware, Storage & Peripherals (4.4%)
EMC Corp.	59,700	1,558,767
Hewlett Packard Enterprise Co.	127,500	2,124,150
NetApp, Inc.	89,500	2,115,780
		5,798,697
TOTAL COMMON STOCKS
(Cost $101,734,380)		130,758,105

SHORT TERM INVESTMENTS (1.7%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and with maturity dates ranging from 11/30/16 to 05/15/24 with a par value of $2,116,405 and collateral value of $2,230,355.	2,186,621	$2,186,621

TOTAL SHORT TERM INVESTMENTS
(Cost $2,186,621)		2,186,621

TOTAL INVESTMENTS - (100.4%)
(Cost $103,921,001)		$132,944,726

Liabilities in Excess of Other Assets - (-0.4%)		(544,549)

NET ASSETS - (100.0%)		$132,400,177

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2016 (Unaudited)	25

Schedules of Investments	Black Oak Emerging Technology Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (95.0%)
HEALTH CARE (5.4%)
Health Care Technology (2.7%)
Computer Programs & Systems, Inc.	15,695	$805,625

Life Sciences Tools & Services (2.7%)
Illumina, Inc.(a)	5,800	782,942

INFORMATION TECHNOLOGY (89.6%)
Communications Equipment (7.6%)
F5 Networks, Inc.(a)	7,150	748,962
Palo Alto Networks, Inc.(a)	5,900	890,133
Qualcomm, Inc.	11,400	575,928
		2,215,023
Computers & Peripherals (7.8%)
Apple, Inc.	18,200	1,706,068
Western Digital Corp.	14,150	578,240
		2,284,308
Electronic Equipment & Instruments (3.8%)
Arrow Electronics, Inc.(a)	18,000	1,117,800

Internet (4.0%)
AVG Technologies NV(a)	59,350	1,175,130

Internet Software & Services (11.6%)
Blucora, Inc.(a)	31,535	252,595
MercadoLibre, Inc.	6,900	861,741
Salesforce.com, Inc.(a)	21,085	1,598,243
Shutterstock, Inc.(a)	16,880	692,418
		3,404,997
IT Services (10.4%)
Alliance Data Systems Corp.(a)	4,550	925,060
Cognizant Technology Solutions Corp. - Class A(a)	9,600	560,352
Computer Sciences Corp.	19,950	660,944
CSRA, Inc.	19,950	517,902
Perficient, Inc.(a)	19,165	400,165
		3,064,423
Semiconductors & Semiconductor Equipment (14.8%)
Ambarella, Inc.(a)	6,900	283,590
Cirrus Logic, Inc.(a)	38,200	1,379,020
Lam Research Corp.	9,800	748,720
PDF Solutions, Inc.(a)	27,330	367,588
Silicon Motion Technology Corp. - ADR	41,000	1,580,550
		4,359,468

26	1-888-462-5386 | www.oakfunds.com

Black Oak Emerging Technology Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
Software (19.4%)
Barracuda Networks, Inc.(a)	33,345	$587,539
CA, Inc.	45,100	1,337,666
Citrix Systems, Inc.(a)	9,800	802,032
FireEye, Inc.(a)	32,690	567,171
Fortinet, Inc.(a)	34,760	1,130,048
QAD, Inc. - Class A	12,380	242,772
Qualys, Inc.(a)	23,700	596,766
VASCO Data Security International, Inc.(a)	25,000	433,250
		5,697,244
Technology Hardware, Storage & Peripherals (7.9%)
EMC Corp.	43,100	1,125,341
SanDisk Corp.	15,900	1,194,567
		2,319,908
Telecommunications (2.3%)
Infoblox, Inc.(a)	39,750	665,018

TOTAL COMMON STOCKS
(Cost $21,105,568)		27,891,886

SHORT TERM INVESTMENTS (5.1%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and with maturity dates ranging from 11/30/16 to 02/15/24 with a par value of $1,460,217 and a collateral value of $1,538,837.	1,508,662	$1,508,662

TOTAL SHORT TERM INVESTMENTS
(Cost $1,508,662)		1,508,662

TOTAL INVESTMENTS - (100.1%)
(Cost $22,614,230)		$29,400,548

Liabilities in Excess of Other Assets - (-0.1%)		(18,547)

NET ASSETS - (100.0%)		$29,382,001

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2016 (Unaudited)	27

Schedules of Investments	Live Oak Health Sciences Fund

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.3%)
HEALTH CARE (96.2%)
Biotechnology (7.7%)
Amgen, Inc.	24,300	$3,846,690
Biogen, Inc.(a)	1,300	357,487
		4,204,177
Health Care Equipment & Supplies (20.3%)
Becton Dickinson and Co.	15,500	2,499,530
CR Bard, Inc.	13,400	2,843,078
Medtronic PLC	21,096	1,669,748
St Jude Medical, Inc.	22,500	1,714,500
Stryker Corp.	21,900	2,387,319
		11,114,175
Health Care Providers & Services (36.5%)
Aetna, Inc.	7,700	864,479
Anthem, Inc.	16,800	2,364,936
Cardinal Health, Inc.	37,100	2,910,866
Cigna Corp.	11,700	1,620,918
DaVita HealthCare Partners, Inc.(a)	19,900	1,470,610
Express Scripts Holding Co.(a)	23,100	1,703,163
McKesson Corp.	11,650	1,955,103
Owens & Minor, Inc.	63,880	2,324,593
Quest Diagnostics, Inc.	14,100	1,059,897
UnitedHealth Group, Inc.	12,700	1,672,336
VCA, Inc.(a)	33,300	2,096,901
		20,043,802
Life Sciences Tools & Services (8.7%)
Bio-Techne Corp.	8,900	829,302
Charles River Laboratories International, Inc.(a)	22,200	1,759,794
Waters Corp.(a)	16,700	2,173,672
		4,762,768
Pharmaceuticals (23.0%)
AstraZeneca PLC - Sponsored ADR	29,000	839,840
Eli Lilly & Co.	18,000	1,359,540
GlaxoSmithKline PLC - Sponsored ADR	47,900	2,055,389
Johnson & Johnson	14,700	1,647,576
Merck & Co., Inc.	39,400	2,160,696
Novartis AG - Sponsored ADR	9,200	698,924
Sanofi - ADR	43,592	1,791,631
Teva Pharmaceutical Industries, Ltd. - Sponsored ADR	37,700	2,052,765
		12,606,361

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Live Oak Health Sciences Fund	Schedules of Investments

As of April 30, 2016 (Unaudited)

Security Description	Shares	Value
INFORMATION TECHNOLOGY (1.1%)
Electronic Equipment & Instruments (1.1%)
Keysight Technologies, Inc.(a)	24,500	$638,960

TOTAL COMMON STOCKS (Cost $35,462,830)		53,370,243

SHORT TERM INVESTMENTS (3.7%)
Tri-Party Repurchase Agreement with South Street Securities Wachovia Tri-Party, 0.15%, dated 04/29/16 and maturing 05/02/15, collateralized by U.S. Treasury Securities with rates ranging from 0.500% to 2.750% and with maturity dates ranging from 11/30/16 to 02/15/24 with a par value of $1,951,655 and with a collateral value of $2,056,734.	2,016,405	$2,016,405

TOTAL SHORT TERM INVESTMENTS
(Cost $2,016,405)		2,016,405

TOTAL INVESTMENTS - (101.0%)
(Cost $37,479,235)		$55,386,648

Liabilities in Excess of Other Assets - (-1.0%)		(574,527)

NET ASSETS - (100.0%)		$54,812,121

(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report | April 30, 2016 (Unaudited)	29

Statements of Assets and Liabilities

As of April 30, 2016 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
Investments at cost	$225,971,315	$89,695,750
ASSETS:
Investments at fair value	$247,295,548	$102,298,513
Cash	127,336	–
Receivable for capital shares sold	16,503	157,316
Receivable for investment securities sold	131,431	–
Dividends and interest receivable	11,492	28,370
Prepaid expenses	27,975	19,763
Total Assets	247,610,285	102,503,962
LIABILITIES:
Payable for fund shares redeemed	46,569	72,352
Investment advisory fees payable	150,726	61,585
Administration fees payable	15,740	7,161
Trustees' fees payable	17,387	6,465
Payable for investment securities purchased	–	45,908
Principal financial officer fees payable	367	108
Printing fees payable	13,309	4,483
Transfer agent fees payable	35,974	10,331
Legal and audit fees payable	12,453	8,324
Other accrued expenses	10,347	5,082
Total Liabilities	302,872	221,799
Total Net Assets	$247,307,413	$102,282,163
NET ASSETS:
Paid-in capital (unlimited authorization - no par value)	$245,335,179	$89,387,529
Accumulated undistributed net investment income (loss)	1,552,102	213,960
Accumulated net realized gain (loss) on investments	(20,904,101)	77,911
Net unrealized appreciation on investments	21,324,233	12,602,763
Total Net Assets	$247,307,413	$102,282,163
PORTFOLIO SHARES:
Net Assets	$247,307,413	$102,282,163
Total shares outstanding at end of period	3,927,959	2,068,472
Net assets value, offering and redemption price per share (net assets ÷ shares outstanding)	$62.96	$49.45

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund
$5,635,044	$9,519,699	$103,921,001	$22,614,230	$37,479,235

$6,874,551	$12,070,114	$132,944,726	$29,400,548	$55,386,648
–	–	–	–	–
–	100	168,407	25,290	76,191
–	–	–	–	84,067
5	8	43,028	904	3,233
10,415	6,714	15,743	11,411	9,353
6,884,971	12,076,936	133,171,904	29,438,153	55,559,492

–	–	90,456	14,029	39,937
2,047	7,554	82,162	18,246	32,723
1,574	2,045	9,237	2,777	4,488
535	924	8,399	2,372	3,682
–	–	533,258	–	648,763
16	21	159	55	83
657	893	7,880	2,040	2,831
1,575	1,626	24,901	7,876	4,888
6,687	6,924	8,797	7,512	7,892
–	522	6,478	1,245	2,084
13,091	20,509	771,727	56,152	747,371
$6,871,880	$12,056,427	$132,400,177	$29,382,001	$54,812,121

$5,482,215	$9,572,485	$102,046,613	$22,430,126	$36,306,820
35,656	(78,263)	703,936	(64,319)	101,047
114,502	11,790	625,903	229,876	496,841
1,239,507	2,550,415	29,023,725	6,786,318	17,907,413
$6,871,880	$12,056,427	$132,400,177	$29,382,001	$54,812,121

$6,871,880	$12,056,427	$132,400,177	$29,382,001	$54,812,121
589,623	871,970	8,174,468	7,395,703	2,861,577
$11.65	$13.83	$16.20	$3.97	$19.15

Semi-Annual Report | April 30, 2016 (Unaudited)	31

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	White Oak Select Growth Fund	Pin Oak Equity Fund
INVESTMENT INCOME:
Dividends	$3,194,974	$961,223
Interest	1,714	1,742
Less: Foreign withholding tax	(19,941)	(5,788)
Total Investment Income	3,176,747	957,177
EXPENSES:
Investment advisory fees	916,860	360,911
Administration fees	93,531	37,645
Trustees' fees	54,887	21,128
Legal and audit fees	44,089	20,764
Transfer agent fees	76,057	31,568
Sub transfer agent fees	71,499	22,805
Registration fees	6,989	8,386
Printing fees	20,978	7,804
Custodian fees	5,834	3,135
Principal financial officer fees	2,175	818
Insurance and other fees	31,766	12,328
Total Expenses	1,324,665	527,292
Less: Investment advisory fees waived	–	–
Net Expenses	1,324,665	527,292
Net Investment Income (Loss)	1,852,082	429,885
Net realized gain on securities sold	3,412,970	77,937
Net change in unrealized appreciation (depreciation) of investment securities	(13,186,728)	(2,693,687)
Net Realized and Unrealized Gain (Loss) on Investments	(9,773,758)	(2,615,750)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(7,921,676)	$(2,185,865)

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund
$145,251	$55,900	$2,223,294	$327,187	$482,058
331	1,019	920	1,026	543
–	–	–	(155)	(9,679)
145,582	56,919	2,224,214	328,058	472,922

26,858	54,892	471,709	110,198	190,459
3,918	5,905	48,843	12,174	20,555
1,632	2,730	27,268	6,807	11,368
7,596	8,437	24,893	11,236	14,333
7,354	7,381	47,711	30,016	14,675
337	383	51,441	7,341	7,242
8,929	9,096	9,617	8,769	9,827
947	1,223	12,591	3,107	4,087
634	856	3,651	1,432	2,366
69	109	1,082	271	452
1,432	2,259	16,121	4,596	7,370
59,706	93,271	714,927	195,947	282,734
(14,361)	(10,942)	–	–	–
45,345	82,329	714,927	195,947	282,734
100,237	(25,410)	1,509,287	132,111	190,188
114,504	19,732	747,920	229,891	496,840
(587,558)	72,873	(4,348,689)	(1,616,733)	463,994
(473,054)	92,605	(3,600,769)	(1,386,842)	960,834
$(372,817)	$67,195	$(2,091,482)	$(1,254,731)	$1,151,022

Semi-Annual Report | April 30, 2016 (Unaudited)	33

Statements of Changes in Net Assets

	White Oak Select Growth Fund		Pin Oak Equity Fund
	For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015	For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015
INVESTMENT ACTIVITIES:
Net investment income (loss)	$1,852,082	$3,854,520	$429,885	$1,002,982
Net realized gain (loss) on securities sold	3,412,970	6,226,107	77,937	2,916,283
Net change in unrealized appreciation (depreciation) of investment securities	(13,186,728)	13,777,664	(2,693,687)	2,140,163
Net Increase (Decrease) in Net Assets Resulting from Operations	(7,921,676)	23,858,291	(2,185,865)	6,059,428
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	(1,677,212)	(4,050,002)	(762,856)	(1,020,000)
Realized capital gains	–	–	(2,912,364)	(170,590)
Total Distributions	(1,677,212)	(4,050,002)	(3,675,220)	(1,190,590)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	15,893,880	8,533,677	21,203,065	18,248,411
Shares issued in lieu of cash distributions	–	3,800,921	–	1,097,355
Shares redeemed	(16,639,867)	(30,711,155)	(12,035,677)	(19,555,154)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(745,987)	(18,376,557)	9,167,388	(209,388)
Total Increase (Decrease) in Net Assets	(10,344,875)	1,431,732	3,306,303	4,659,450
NET ASSETS:
Beginning of period	257,652,288	256,220,556	98,975,860	94,316,410
End of period	$247,307,413	$257,652,288	$102,282,163	$98,975,860
Including accumulated undistributed net investment income (loss)	$1,552,102	$1,377,232	$213,960	$546,931
SHARES ISSUED AND REDEEMED:
Issued	248,365	138,165	434,814	361,192
Issued in lieu of cash distributions	–	64,499	–	22,809
Redeemed	(271,375)	(497,768)	(253,304)	(392,476)
Net Increase (Decrease) in Share Transactions	(23,010)	(295,104)	181,510	(8,475)

The accompanying notes are an integral part of the financial statements.

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Rock Oak Core Growth Fund		River Oak Discovery Fund		Red Oak Technology Select Fund
For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015	For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015	For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015
$100,237	$2,697	$(25,410)	$(38,680)	$1,509,287	$1,673,092
114,504	175,225	19,732	(7,942)	747,920	7,072,248
(587,558)	(509,020)	72,873	(70,683)	(4,348,689)	435,418
(372,817)	(331,098)	67,195	(117,305)	(2,091,482)	9,180,758

(60,295)	(26,752)	(14,169)	–	(1,455,611)	(1,415,013)
(175,226)	(588,577)	–	(2,955,988)	(4,075,253)	–
(235,521)	(615,329)	(14,169)	(2,955,988)	(5,530,864)	(1,415,013)

229,805	136,959	68,142	349,028	19,305,923	18,931,396
–	595,902	–	2,897,201	–	1,320,574
(556,923)	(470,470)	(646,638)	(1,506,462)	(10,284,724)	(39,289,543)
(327,118)	262,391	(578,496)	1,739,767	9,021,199	(19,037,573)
(935,456)	(684,036)	(525,470)	(1,333,526)	1,398,853	(11,271,828)

7,807,336	8,491,372	12,581,897	13,915,423	131,001,324	142,273,152
$6,871,880	$7,807,336	$12,056,427	$12,581,897	$132,400,177	$131,001,324
$35,656	$(4,286)	$(78,263)	$(38,684)	$703,936	$650,260

19,016	10,383	5,024	23,634	1,186,026	1,131,253
–	45,454	–	207,536	–	81,017
(47,203)	(35,392)	(47,152)	(102,417)	(639,310)	(2,356,716)
(28,187)	20,445	(42,128)	128,753	546,716	(1,144,446)

Semi-Annual Report | April 30, 2016 (Unaudited)	35

Statements of Changes in Net Assets

	Black Oak Emerging Technology Fund		Live Oak Health Sciences Fund
	For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015	For The Six Months Ended April 30, 2016 (Unaudited)	For The Year Ended October 31 2015
INVESTMENT ACTIVITIES:
Net investment income (loss)	$132,111	$(211,377)	$190,188	$334,234
Net realized gain on securities sold	229,891	1,354,785	496,840	6,911,069
Net change in unrealized appreciation (depreciation) of investment securities	(1,616,733)	(969,145)	463,994	(3,297,151)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,254,731)	174,263	1,151,022	3,948,152
DISTRIBUTIONS TO SHAREHOLDERS:
Net income	–	–	(364,201)	(292,377)
Realized capital gains	(944,209)	–	(6,908,453)	(4,756,063)
Total Distributions	(944,209)	–	(7,272,654)	(5,048,440)
CAPITAL SHARE TRANSACTIONS (IN DOLLARS):
Shares issued	1,116,953	1,652,031	11,142,088	6,305,893
Shares issued in lieu of cash distributions	–	–	–	4,812,062
Shares redeemed	(1,834,092)	(3,667,021)	(3,380,565)	(7,093,921)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	(717,139)	(2,014,990)	7,761,523	4,024,034
Total Increase (Decrease) in Net Assets	(2,916,079)	(1,840,727)	1,639,891	2,923,746
NET ASSETS:
Beginning of period	32,298,080	34,138,807	53,172,230	50,248,484
End of period	$29,382,001	$32,298,080	$54,812,121	$53,172,230
Including accumulated undistributed net investment income (loss)	$(64,319)	$(196,430)	$101,047	$275,060
SHARES ISSUED AND REDEEMED:
Issued	275,289	367,563	581,330	289,675
Issued in lieu of cash distributions	–	–	–	236,117
Redeemed	(466,356)	(817,061)	(176,250)	(327,298)
Net Increase (Decrease) in Share Transactions	(191,067)	(449,498)	405,080	198,494

The accompanying notes are an integral part of the financial statements.

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OAK ASSOCIATES FUNDS

This Page Intentionally Left Blank

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
WHITE OAK SELECT GROWTH FUND
Net Asset Value Beginning of Period	$65.21
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.46
Realized and Unrealized Gain or (Losses) in Securities(a)	(2.29)
Total From Operations	(1.83)

Less Distributions:
Dividends from Net Investment Income	(0.42)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.42)
Net Asset Value End of Period	$62.96

Total Return(b)	(2.84	)%(c)
Net Assets End of Period (000)	$247,307

Ratio of Net Expenses to Average Net Assets	1.07	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.49	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.07	%(d)
Portfolio Turnover Rate	10	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

38	1-888-462-5386 | www.oakfunds.com

Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$60.34	$53.66	$42.50	$39.09	$37.56

0.94	0.35	0.24	0.11	(0.03)
4.90	6.57	11.06	3.30	1.56
5.84	6.92	11.30	3.41	1.53

(0.97)	(0.24)	(0.14)	–	–
–	–	–	–	–
(0.97)	(0.24)	(0.14)	–	–
$65.21	$60.34	$53.66	$42.50	$39.09

9.84%	12.94%	26.65%	8.72%	4.07%
$257,652	$256,221	$253,803	$228,596	$241,557

1.06%	1.10%	1.12%	1.16%	1.14%
1.52%	0.61%	0.50%	0.28%	(0.08)%
1.06%	1.10%	1.12%	1.16%	1.14%
9%	1%	89%	86%	12%

Semi-Annual Report | April 30, 2016 (Unaudited)	39

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
PIN OAK EQUITY FUND
Net Asset Value Beginning of Period	$52.45
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.21
Realized and Unrealized Gain or (Losses) in Securities(a)	(1.30)
Total From Operations	(1.09)

Less Distributions:
Dividends from Net Investment Income	(0.40)
Distributions from Capital Gains	(1.51)
Total Dividends and Distributions	(1.91)
Net Asset Value End of Period	$49.45

Total Return(b)	(2.17	)%(c)
Net Assets End of Period (000)	$102,282

Ratio of Net Expenses to Average Net Assets	1.08	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.88	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.08	%(d)
Portfolio Turnover Rate	1	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$49.76	$43.07	$32.86	$28.52	$26.76

0.54	0.30	0.26	0.21	(0.05)
2.77	6.67	10.18	4.13	1.90
3.31	6.97	10.44	4.34	1.85

(0.53)	(0.28)	(0.23)	–	(0.09)
(0.09)	–	–	–	–
(0.62)	(0.28)	(0.23)	–	(0.09)
$52.45	$49.76	$43.07	$32.86	$28.52

6.76%	16.25%	31.94%	15.22%	6.92%
$98,976	$94,316	$81,408	$69,107	$64,214

1.10%	1.13%	1.16%	1.21%	1.20%
1.09%	0.64%	0.70%	0.68%	(0.16)%

1.10%	1.13%	1.16%	1.21%	1.20%
15%	5%	117%	98%	27%

Semi-Annual Report | April 30, 2016 (Unaudited)	41

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
ROCK OAK CORE GROWTH FUND
Net Asset Value Beginning of Period	$12.64
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.16
Realized and Unrealized Gain or (Losses) in Securities(a)	(0.76)
Total From Operations	(0.60)

Less Distributions:
Dividends from Net Investment Income	(0.10)
Distributions from Capital Gains	(0.29)
Total Dividends and Distributions	(0.39)
Net Asset Value End of Period	$11.65

Total Return(c)	(4.83	)%(d)
Net Assets End of Period (000)	$6,872

Ratio of Net Expenses to Average Net Assets	1.25	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.76	%(e)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.65	%(e)
Portfolio Turnover Rate	7	%(e)

(a)	Per share calculations were performed using average shares for the period.
(b)	Less than $0.005 per share.
(c)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(d)	Not annualized.
(e)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$14.21	$15.04	$11.78	$11.64	$11.16

0.00 (b)	0.05	0.07	0.02	(0.04)
(0.54)	2.06	3.37	0.12	0.52
(0.54)	2.11	3.44	0.14	0.48

(0.04)	(0.06)	(0.05)	–	–
(0.99)	(2.88)	(0.13)	–	–
(1.03)	(2.94)	(0.18)	–	–
$12.64	$14.21	$15.04	$11.78	$11.64

(4.04)%	15.89%	29.51%	1.20%	4.30%
$7,807	$8,491	$7,495	$6,512	$6,890

1.25%	1.25%	1.25%	1.25%	1.25%
0.03%	0.33%	0.53%	0.14%	(0.35)%

1.52%	1.58%	1.65%	1.79%	1.65%
32%	29%	65%	56%	40%

Semi-Annual Report | April 30, 2016 (Unaudited)	43

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
RIVER OAK DISCOVERY FUND
Net Asset Value Beginning of Period	$13.76
Income (Loss) From Operations
Net Investment Loss(a)	(0.03)
Realized and Unrealized Gain or (Losses) in Securities(a)	0.12
Total From Operations	0.09

Less Distributions:
Dividends from Net Investment Income	(0.02)
Distributions from Capital Gains	–
Total Dividends and Distributions	(0.02)
Net Asset Value End of Period	$13.83

Total Return(b)	0.62	%(c)
Net Assets End of Period (000)	$12,056

Ratio of Net Expenses to Average Net Assets	1.35	%(d)
Ratio of Net Investment Loss to Average Net Assets	(0.42	)%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.53	%(d)
Portfolio Turnover Rate	11	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$17.72	$17.70	$13.46	$12.76	$12.84

(0.04)	(0.13)	(0.08)	(0.07)	(0.08)
(0.13)	1.59	4.32	0.77	0.18
(0.17)	1.46	4.24	0.70	0.10

–	–	–	–	–
(3.79)	(1.44)	–	–	(0.18)
(3.79)	(1.44)	–	–	(0.18)
$13.76	$17.72	$17.70	$13.46	$12.76

(1.27)%	8.69%	31.50%	5.49%	0.74%
$12,582	$13,915	$13,304	$10,766	$10,315

1.35%	1.35%	1.35%	1.35%	1.35%
(0.28)%	(0.71)%	(0.52)%	(0.54)%	(0.61)%

1.45%	1.48%	1.52%	1.62%	1.52%
17%	96%	63%	72%	92%

Semi-Annual Report | April 30, 2016 (Unaudited)	45

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
RED OAK TECHNOLOGY SELECT FUND
Net Asset Value Beginning of Period	$17.17
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.19
Realized and Unrealized Gain or (Losses) in Securities(a)	(0.44)
Total From Operations	(0.25)

Less Distributions:
Dividends from Net Investment Income	(0.19)
Distributions from Capital Gains	(0.53)
Total Dividends and Distributions	(0.72)
Net Asset Value End of Period	$16.20

Total Return(b)	(1.52	)%(c)
Net Assets End of Period (000)	$132,400

Ratio of Net Expenses to Average Net Assets	1.12	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.37	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.12	%(d)
Portfolio Turnover Rate	5	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$16.22	$13.74	$9.79	$9.60	$8.67

0.20	0.06	0.06	0.02	(0.04)
0.91	2.48	3.92	0.17	0.97
1.11	2.54	3.98	0.19	0.93

(0.16)	(0.06)	(0.03)	–	–
–	–	–	–	–

(0.16)	(0.06)	(0.03)	–	–
$17.17	$16.22	$13.74	$9.79	$9.60

6.91%	18.54%	40.76%	1.98%	10.73%
$131,001	$142,273	$105,592	$64,882	$72,111

1.11%	1.15%	1.23%	1.30%	1.32%
1.19%	0.41%	0.50%	0.16%	(0.43)%

1.11%	1.15%	1.23%	1.30%	1.32%
4%	7%	15%	83%	24%

Semi-Annual Report | April 30, 2016 (Unaudited)	47

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
BLACK OAK EMERGING TECHNOLOGY FUND
Net Asset Value Beginning of Period	$4.26
Income (Loss) From Operations
Net Investment Income (Loss)(a)	0.02
Realized and Unrealized Gain or (Losses) in Securities(a)	(0.18)
Total From Operations	(0.16)

Less Distributions:
Dividends from Net Investment Income	–
Distributions from Capital Gains	(0.13)
Total Dividends and Distributions	(0.13)
Net Asset Value End of Period	$3.97

Total Return(b)	(3.96	)%(c)
Net Assets End of Period (000)	$29,382

Ratio of Net Expenses to Average Net Assets	1.32	%(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.89	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.32	%(d)
Portfolio Turnover Rate	26	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$4.25	$3.58	$2.67	$2.78	$2.94

(0.03)	(0.01)	(0.01)	(0.03)	(0.04)
0.04	0.68	0.92	(0.08)	(0.12)
0.01	0.67	0.91	(0.11)	(0.16)

–	–	–	–	–
–	–	–	–	–
–	–	–	–	–
$4.26	$4.25	$3.58	$2.67	$2.78

0.24%	18.72%	34.08%	(3.96)%	(5.44)%
$32,298	$34,139	$29,853	$25,050	$28,993

1.25%	1.31%	1.35%	1.35%	1.35%
(0.61)%	(0.32)%	(0.19)%	(1.07)%	(1.16)%

1.25%	1.31%	1.39%	1.44%	1.35%
17%	41%	58%	33%	54%

Semi-Annual Report | April 30, 2016 (Unaudited)	49

Financial Highlights

For a share outstanding throughout the periods ended

	For the Six Months Ended April 30, 2016 (Unaudited)
LIVE OAK HEALTH SCIENCES FUND
Net Asset Value Beginning of Period	$21.65
Income (Loss) From Operations
Net Investment Income(a)	0.07
Realized and Unrealized Gain in Securities(a)	0.41
Total From Operations	0.48

Less Distributions:
Dividends from Net Investment Income	(0.15)
Distributions from Capital Gains	(2.83)
Total Dividends and Distributions	(2.98)
Net Asset Value End of Period	$19.15

Total Return(b)	2.17	%(c)
Net Assets End of Period (000)	$54,812

Ratio of Net Expenses to Average Net Assets	1.10	%(d)
Ratio of Net Investment Income to Average Net Assets	0.74	%(d)
Ratio of Expenses to Average Net Assets (Excluding Waivers and/or Fees Paid Indirectly)	1.10	%(d)
Portfolio Turnover Rate	13	%(d)

(a)	Per share calculations were performed using average shares for the period.
(b)	Figures do not reflect the deduction of taxes the shareholder will pay on fund distributions or redemption of fund shares.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011
$22.25	$18.83	$14.67	$14.00	$12.84

0.14	0.13	0.13	0.10	0.06
1.51	4.11	4.90	1.09	1.72
1.65	4.24	5.03	1.19	1.78

(0.13)	(0.13)	(0.13)	(0.07)	(0.02)
(2.12)	(0.69)	(0.74)	(0.45)	(0.60)
(2.25)	(0.82)	(0.87)	(0.52)	(0.62)
$21.65	$22.25	$18.83	$14.67	$14.00

8.02%	23.36%	36.07%	9.02%	14.46%
$53,172	$50,248	$42,517	$32,967	$29,071

1.08%	1.12%	1.15%	1.24%	1.25%
0.62%	0.64%	0.77%	0.73%	0.47%

1.08%	1.12%	1.15%	1.24%	1.25%
28%	15%	12%	16%	17%

Semi-Annual Report | April 30, 2016 (Unaudited)	51

Notes to Financial Statements

As of April 30, 2016 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven diversified funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund, Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (collectively referred to as “Funds” and individually referred to as a “Fund”). The investment objective of each Fund is to seek long-term capital growth. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates – These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is considered an investment company for financial reporting purposes under GAAP. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon the sale of the securities.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in repurchase agreements are generally valued at par each business day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”).

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de–listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government–imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

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Notes to Financial Statements

As of April 30, 2016 (Unaudited)

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable allocation method.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At the period end, certain Funds had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in each applicable Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Master Agreements and Netting Arrangements –Certain Funds may participate in various repurchase agreements, such as, but not limited to Master Repurchase Agreements, which govern the terms of certain transactions with select counterparties (collectively “Master Agreements”). These Master Agreements generally include provisions for general obligations, agreements, representations, collateral and provisions for events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination or default event, the total market value exposure would be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. An election made by a counterparty to terminate a transaction early under a Master Agreement could have an adverse impact on a Fund’s financial statements. Master Agreements can also help limit counterparty risk by requiring collateral posting arrangements at pre-arranged exposure levels. Collateral under the Master Agreements is usually in the form of cash, U.S. Treasury or U.S. Government agency securities, but may include other types of securities. There can be no assurance that the Master Agreements will be successful in limiting credit or counterparty risk.

Semi-Annual Report | April 30, 2016 (Unaudited)	53

Notes to Financial Statements

As of April 30, 2016 (Unaudited)

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually. Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in capital, depending upon the type of book/tax differences that may exist.

3. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Inputs may be observable and unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

The three-tier hierarchy is summarized as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date, including but not limited to:

Equity Securities – investments for which market quotations are readily available that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end registered investment companies which are valued at their closing NAV.

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Notes to Financial Statements

As of April 30, 2016 (Unaudited)

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability, including but not limited to:

Repurchase Agreements – investments in overnight tri-party repurchase agreements which are valued at par.

All Securities – quoted prices for similar securities, including matrix pricing; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, prices using other observable correlated market inputs.

Level 3 – Significant unobservable prices or inputs (including the Fund's own assumptions in determining the fair value of investments) where there is little or no market activity for the asset and liability at the measurement date, including but not limited to:

All Securities – modeling or manual pricing based on the Adviser’s own assumptions in determining fair value of investments; or, the significant use of other unobservable or relatively stale inputs within fair valuation.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2016.

	Level 1	Level 2	Level 3	Total
WHITE OAK SELECT GROWTH FUND
Common Stocks	$246,361,527	$–	$–	$246,361,527
Short Term Investments	–	934,021	–	934,021
Total	$246,361,527	$934,021	$–	$247,295,548

	Level 1	Level 2	Level 3	Total
PIN OAK EQUITY FUND
Common Stocks	$99,484,099	$–	$–	$99,484,099
Short Term Investments	–	2,814,414	–	2,814,414
Total	$99,484,099	$2,814,414	$–	$102,298,513

	Level 1	Level 2	Level 3	Total
ROCK OAK CORE GROWTH FUND
Common Stocks	$6,317,053	$–	$–	$6,317,053
Short Term Investments	–	557,498	–	557,498
Total	$6,317,053	$557,498	$–	$6,874,551

	Level 1	Level 2	Level 3	Total
RIVER OAK DISCOVERY FUND
Common Stocks	$11,074,378	$–	$–	$11,074,378
Short Term Investments	–	995,736	–	995,736
Total	$11,074,378	$995,736	$–	$12,070,114

Semi-Annual Report | April 30, 2016 (Unaudited)	55

Notes to Financial Statements

As of April 30, 2016 (Unaudited)

	Level 1	Level 2	Level 3	Total
RED OAK TECHNOLOGY SELECT FUND
Common Stocks	$130,758,105	$–	$–	$130,758,105
Short Term Investments	–	2,186,621	–	2,186,621
Total	$130,758,105	$2,186,621	$–	$132,944,726

	Level 1	Level 2	Level 3	Total
BLACK OAK EMERGING TECHNOLOGY FUND
Common Stocks	$27,891,886	$–	$–	$27,891,886
Short Term Investments	–	1,508,662	–	1,508,662
Total	$27,891,886	$1,508,662	$–	$29,400,548

	Level 1	Level 2	Level 3	Total
LIVE OAK HEALTH SCIENCES FUND
Common Stocks	$53,370,243	$–	$–	$53,370,243
Short Term Investments	–	2,016,405	–	2,016,405
Total	$53,370,243	$2,016,405	$–	$55,386,648

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Schedules of Investments.  There were no transfers into or out of Level I and 2 during the period.  There were no Level 3 securities held during the period.  It is the Funds' policy to recognize transfers into and out of levels at the end of the reporting period.

4. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of Oak Associates, ltd., investment adviser to the Funds (the “Adviser”), ALPS Fund Services, Inc. the administrator, fund accountant and transfer agent for the Funds (“ALPS”), and/or ALPS Distributors, Inc. the Funds’ distributor (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers to the Trust. Pursuant to a PFO Services Agreement between ALPS and the Trust, ALPS provides a qualified person to serve as the Trust’s Principal Financial Officer (“PFO”). Principal financial officer fees payable pursuant to the terms of the PFO Services Agreement represent payments made by the Trust to ALPS and not to any individual employee of ALPS serving as PFO to the Trust.

5. ADMINISTRATION, TRANSFER AGENT AND DISTRIBUTION AGREEMENTS:

Administration: ALPS Fund Services, Inc. (the “Administrator”) serves as administrator to the Trust. The Trust and the Administrator have entered into an administration, bookkeeping and pricing services agreement (the “Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting, fund accounting services, and calculating the Funds’ daily net asset value, and provides all necessary office space, equipment, personnel and facilities for annual fee. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations there under. The Administration Agreement shall remain in effect for a period of two years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 60 days’ prior written notice to the other party.

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Notes to Financial Statements

As of April 30, 2016 (Unaudited)

Administrative Fee: ALPS Fund Services, Inc. (“ALPS”) provides the Funds with certain administrative personnel and services. The fees paid to ALPS are based on an annual rate of the daily average aggregate net assets of the Trust for the period. Fees are allocated to each Fund based on daily net assets (each Fund’s net assets as a percentage of total Trust net assets).

Transfer Agent: ALPS Fund Services, Inc. (the “Transfer Agent”) serves as transfer agent, dividend paying agent and shareholder service agent for the Trust under a transfer agency and services agreement with the Trust.

Distribution: The Trust and ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Administrator, are parties to a distribution agreement (the “Distribution Agreement”) whereby the Distributor acts as principal underwriter for the Trust’s shares. The Distributor has agreed to use its best efforts in distributing Fund shares but is not obligated to sell any particular number of shares. The Distributor does not receive compensation under the Distribution Agreement for distribution of Fund shares.

6. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.74% of the average daily net assets of each Fund, except for the River Oak Discovery Fund for which the Adviser receives 0.90% of the average daily net assets of the Fund. The Adviser has agreed to contractually waive all or a portion of its fees (and to reimburse the Funds’ expenses if necessary) in order to limit operating expenses to not more than 1.25% of the average daily net assets of the White Oak Select Growth, Rock Oak Core Growth and Pin Oak Equity Funds, and 1.35% of the average daily net assets of the River Oak Discovery, Red Oak Technology Select, Black Oak Emerging Technology and Live Oak Health Sciences Funds for one year periods. The Adviser contractually agreed to continue this arrangement through February 28, 2017.*

The following table lists the contractual advisory fees and fee waivers that were in effect during the six months ended April 30, 2016:

Advisory Fees as a Percentage of Average Net Assets
Fund	Annual Rate	Fee Waiver*	Net Annual Rate
White Oak Select Growth Fund	0.74%		0.74%
Pin Oak Equity Fund	0.74%		0.74%
Rock Oak Core Growth Fund	0.74%	(0.40%)	0.34%
River Oak Discovery Fund	0.90%	(0.18%)	0.72%
Red Oak Technology Select Fund	0.74%		0.74%
Black Oak Emerging Technology Fund	0.74%		0.74%
Live Oak Health Sciences Fund	0.74%		0.74%

U.S. Bank N.A. acts as custodian (the “Custodian”) for the Funds.

Semi-Annual Report | April 30, 2016 (Unaudited)	57

Notes to Financial Statements

As of April 30, 2016 (Unaudited)

7. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short–term investments, for the six months ended April 30, 2016, were as follows:

Fund	Purchases	Sales
White Oak Select Growth Fund	$12,810,432	$12,787,752
Pin Oak Equity Fund	8,188,801	383,371
Rock Oak Core Growth Fund	202,186	1,149,352
River Oak Discovery Fund	612,411	1,368,436
Red Oak Technology Select Fund	7,316,888	3,149,587
Black Oak Emerging Technology Fund	3,727,424	4,758,565
Live Oak Health Sciences Fund	4,485,568	3,407,302

8. FEDERAL INCOME TAXES AND TAX BASIS INFORMATION:

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes. Each of the Funds intends to continue to qualify as a separate “regulated investment company” under Sub–chapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. The character of dividends from net investment income or distributions from net realized gains made during the year, and the timing may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. These differences are primarily due to differences in the treatment of net operating losses and certain other investments.

The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2016.

The tax character of the distributions paid by the Funds for the fiscal year ended October 31, 2015 is as follows:

	Ordinary Income	Long-Term Capital Gain	Total
White Oak Select Growth Fund	$4,050,002	$–	$4,050,002
Pin Oak Equity Fund	1,190,590	–	1,190,590
Rock Oak Core Growth Fund	26,752	588,577	615,329
River Oak Discovery Fund	647,427	2,308,561	2,955,988
Red Oak Technology Select Fund	1,415,013	–	1,415,013
Black Oak Emerging Technology Fund	–	–	–
Live Oak Health Sciences Fund	329,908	4,718,532	5,048,440

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Notes to Financial Statements

As of April 30, 2016 (Unaudited)

At October 31, 2015 the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

	White Oak Select Growth Fund	Pin Oak Equity Fund	Rock Oak Core Growth Fund	River Oak Discovery Fund	Red Oak Technology Select Fund	Black Oak Emerging Technology Fund	Live Oak Health Sciences Fund
2016	$15,301,273	$–	$–	$–	$–	$–	$–
2017	$9,015,798	$–	$–	$–	$–	$–	$–
Total	$24,317,071	$–	$–	$–	$–	$–	$–

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains.

The following Fund elected to defer to the period ending October 31, 2016, late year ordinary losses in the amount of:

Amount
Rock Oak Core Growth Fund	$4,286
River Oak Discovery Fund	52,846
Black Oak Emerging Technology Fund	196,430

At April 30, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

	Federal Tax Cost	Aggregate Gross Appreciation	Aggregate Gross Depreciation	Net Appreciation
White Oak Select Growth Fund	$225,971,315	$42,964,939	$(21,640,706)	$21,324,233
Pin Oak Equity Fund	89,700,631	17,111,920	(4,514,038)	12,597,882
Rock Oak Core Growth Fund	5,635,044	1,710,606	(471,099)	1,239,507
River Oak Discovery Fund	9,519,699	3,309,595	(759,180)	2,550,415
Red Oak Technology Select Fund	103,928,094	35,693,464	(6,676,832)	29,016,632
Black Oak Emerging Technology Fund	22,614,230	7,326,788	(540,470)	6,786,318
Live Oak Health Sciences Fund	37,479,235	18,723,793	(816,380)	17,907,413

Management evaluates the Funds’ tax positions to determine if the taken tax positions meet the minimum recognition threshold by measuring and recognizing tax liabilities in the Financial Statements. The threshold is established by accounting for uncertainties in income tax positions, taken or expected. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax position taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that as of and for the six months ended April 30, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years (current and prior three tax years) for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Semi-Annual Report | April 30, 2016 (Unaudited)	59

Notes to Financial Statements

As of April 30, 2016 (Unaudited)

9. CONCENTRATION OF CREDIT RISK AND OWNERSHIP:

The Red Oak Technology Select Fund and the Black Oak Emerging Technology Fund invest a substantial portion of their assets in securities in the technology industry. The Live Oak Health Sciences Fund invests a substantial portion of its assets in securities in the health care, medicine and life sciences industries. Therefore, each of these Funds may be more affected by economic developments in those industries than a general equity fund would be.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however based on experience, the risk of loss from such claims is considered remote.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2016, the James D. Oelschlager Trust owned 41.60% of the River Oak Discovery Fund.

10. TRUSTEE AND OFFICERS FEES:

For the period November 1, 2015 to April 30, 2016, there were seven Trustees, five of whom are not “interested persons” (within the meaning of the 1940 Act) of the Trust (the “Independent Trustees”). For the period from November 1, 2015 to December 31, 2015, each Independent Trustee received a retainer at an annual rate of $30,000 per year, was also paid a fee of $2,000 for each meeting of the Board of Trustees attended or participated in person, and/or was also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee was also entitled to be paid an additional $1,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act, as applicable, though no such meetings took place during the November period from November 1, 2015 to December 31, 2015. For the period from November 1, 2015 to December 31, 2015, the chairperson of the Audit Committee received an additional retainer at the rate of $500 per calendar quarter during which an Audit Committee Meeting was held and the Lead Independent Trustee received an additional retainer at the rate of $1,500 per calendar quarter.

Effective January 1, 2016, each Independent Trustee receives a retainer at an annual rate of $30,000 per year. Also effective January 1, 2016, each Independent Trustee is also paid a fee of $3,500 for each meeting of the Board of Trustees attended or participated in person, and/or is also paid $1,000 per attendance at each telephonic board meeting, as applicable. Each Independent Trustee is paid $4,000 per telephonic or in-person meeting at which they receive and review preliminary materials provided in connection with the annual continuation of the advisory agreement in accordance with Section 15(c) of the 1940 Act. The chairperson of the Audit Committee receives an additional retainer of $1,000 per calendar quarter during which an Audit Committee Meeting is held and the Lead Independent Trustee receives an additional retainer of $3,500 per calendar quarter. The increases in scheduled fees paid to the Independent Trustees that became effective on January 1, 2016, as described above, will be implemented over the next three calendar years at a rate of one-third of the total increase each year.

60	1-888-462-5386 | www.oakfunds.com

Notes to Financial Statements

As of April 30, 2016 (Unaudited)

The Independent Trustees who do not serve as chairpersons of the applicable Board committee are not paid an additional fee from the Trust for attendance at and/or participation in such meetings of the various committees of the Board. The Independent Trustees are also reimbursed for meeting-related expenses. Officers of the Trust and Trustees who are interested persons of the Trust receive no salary or fees from the Trust.

11. INDEMNIFICATIONS:

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses, which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Semi-Annual Report | April 30, 2016 (Unaudited)	61

Additional Information

As of April 30, 2016 (Unaudited)

BOARD CONSIDERATIONS IN APPROVING THE RENEWAL OF THE ADVISORY AGREEMENT

The advisory agreement between the Trust and the Adviser for each Fund of the Trust (the “Advisory Agreement”) was approved for an initial two-year term, and may be continued from year to year thereafter as to a Fund so long as such continuance is approved at least annually, (i) by the vote of the Board of Trustees (the “Board” or “Trustees”) or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons,” as such term is defined in the Investment Company Act of 1940, as amended (“1940 Act”), of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

At an in-person meeting held on February 7-8, 2016, the Trustees, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement with respect to each Fund for an additional one-year term, effective February 27, 2016. In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered a wide variety of information from the Adviser, including information provided by the Adviser in response to a request from counsel on behalf of the Trustees in accordance with Section 15(c) of the 1940 Act, to assist in their deliberations (the “Adviser Materials”). Prior to the in-person Board meeting held on February 7-8, 2016, the Independent Trustees held a special meeting on January 25, 2016 via teleconference to discuss the Adviser Materials. Following the January 25, 2016 meeting, the Independent Trustees, with the assistance of their independent legal counsel, requested the Adviser to provide additional information to the Trustees for the February 7-8, 2016 meeting. In addition, the Independent Trustees discussed and considered the Adviser Materials and the renewal of the Advisory Agreement in an executive session of the Independent Trustees held during the February 7-8, 2016 in-person Board meeting, and received counsel from their independent legal counsel.

The Trustees considered the nature, extent, and quality of the services provided to each of the Funds by the Adviser. In this regard, the Trustees considered presentations by Trust officers and representatives of the Adviser. The Trustees also reviewed and considered the Adviser Materials. These presentations and the Adviser Materials contained information that assisted the Trustees in assessing the Adviser’s investment advisory services, its investment process, and regulatory/compliance capabilities and record, as well as the Adviser’s investment philosophy, Fund performance records, and trade execution capabilities. The Independent Trustees concluded that the Adviser was committed to the success of the Funds and determined that they would continue to review the adequacy of the resources the Adviser devoted to the management of the investment operations of the Funds and the Adviser’s performance of the associated administrative and compliance duties related to the management of the Funds. Further, the Independent Trustees concluded that they were satisfied with the nature, extent and quality of the services provided to the Funds by the Adviser.

62	1-888-462-5386 | www.oakfunds.com

Additional Information

As of April 30, 2016 (Unaudited)

The Trustees considered the investment performance of each Fund. The Trustees reviewed presentations by the Adviser’s portfolio managers for each Fund as well as a report prepared by the Trust’s administrator that provided performance information for the three month, year-to-date, one year, two year, three year, five year, ten year and since inception periods ended December 31, 2015 (as applicable to each Fund), including information comparing each Fund’s performance to that of various benchmarks and peer funds as categorized by Lipper Inc. (“Lipper”) and Morningstar, Inc. (“Morningstar”), both independent sources of investment company data. The Trustees also considered performance information in the Adviser Materials for each of the Funds as compared to each Fund’s benchmark, Lipper and Morningstar peer group averages and any applicable comparable funds or accounts managed by the Adviser for the one year, three year, five year, ten year and since inception periods (as applicable to each Fund) ending as of the Funds’ fiscal year ended October 31, 2015. The Trustees evaluated the performance of the Adviser’s separate accounts relative to the White Oak Select Growth Fund (“White Oak Fund”), River Oak Discovery Fund (“River Oak Fund”), Pin Oak Equity Fund (“Pin Oak Fund”) and Red Oak Technology Select Fund, and in the case of the Live Oak Health Sciences Fund (“Live Oak Fund”), to a similarly managed fund for which the Adviser serves as sub-adviser. The Trustees also reviewed the Adviser’s commentary regarding the performance data and the various factors contributing to each Fund’s short- and long-term performance. The Trustees took note of the various periods where each Fund outperformed, underperformed or performed in line with its respective Lipper and Morningstar peer group averages and benchmark. The Trustees noted that the Funds’ relative performance was generally favorable, although some of the Funds significantly lagged their Lipper peer group average, Morningstar peer group average or benchmark for certain periods. With respect to the Rock Oak Core Growth Fund (“Rock Oak Fund”) River Oak Fund, Live Oak Fund and Black Oak Emerging Technology Fund (“Black Oak Fund”), the Trustees noted that while absolute performance was strong for certain periods ended October 31, 2015 and December 31, 2015, such Funds’ relative performance lagged their respective benchmarks and Morningstar and Lipper peer group averages for most periods. With respect to the White Oak Fund and Pin Oak Fund, the Trustees noted that each such Fund had very strong performance for the one year periods ended October 31, 2015 and December 31, 2015, outperforming both its benchmark and its respective Morningstar and Lipper peer group averages over the same periods. With respect to the Red Oak Fund, the Trustees noted that while absolute performance was positive for the years ended October 31, 2015 and December 31, 2015, the Fund’s relative performance lagged its respective Morningstar and Lipper peer group averages. For certain of the other longer-term periods ended October 31, 2015 and December 31, 2015, the Trustees noted that the White Oak Fund, Red Oak Fund and Pin Oak Fund outperformed their respective benchmarks and Morningstar and Lipper peer group averages, and underperformed for others. In the case of each Fund with performance that lagged a relevant peer group or benchmark for certain periods (but not necessarily all periods), the Trustees considered explanations provided by the Adviser regarding the various factors contributing to the relative underperformance of such Fund, including, among other things, differences in a Fund’s respective investment strategies and portfolio construction in comparison to the funds included in its respective Morningstar and Lipper peer groups. Further, the Board discussed with the Adviser the reasons behind such results for each applicable Fund. In addition, the Trustees considered other factors that supported the continuation of the Advisory Agreement, including the following: (i) that the Adviser’s investment decisions, such as security selection and sector allocation, contributing to such underperformance were consistent with the Fund’s investment objective and policies; (ii) that shorter-term or longer-term performance, as applicable, was competitive when compared to the performance of relevant peer groups or benchmarks; and (iii) that many of the Funds’ peers are larger in size than the corresponding Fund, and this factor may impact the relative performance of the Funds. Taking note of the Adviser’s discussion of (i) the various factors contributing to each Fund’s performance and (ii) its continuing commitment to each Fund’s current investment strategy, the Independent Trustees concluded that the investment performance of each Fund was satisfactory.

Semi-Annual Report | April 30, 2016 (Unaudited)	63

Additional Information

As of April 30, 2016 (Unaudited)

The Trustees considered the advisory fees paid to the Adviser, the total expense ratios of each Fund, and the Adviser’s commitment to continue to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on Fund operating expenses. The Trustees reviewed presentations by Trust officers, including information about the reported fees and expenses of each Fund’s peer funds compiled by the Trust’s administrator from data obtained from Lipper. The Trustees also received information from the Adviser regarding compensation arrangements for other accounts managed by the Adviser, and evaluated the explanations provided by the Adviser as to differences in fees charged to the Funds and such accounts. The Trustees noted that the Adviser waived a portion of its advisory fee with respect to each of the Rock Oak Fund and River Oak Fund in order to maintain the stated cap on Fund operating expenses. The Independent Trustees further considered the Adviser’s profitability derived from its relationship with the Trust on a Fund-by-Fund basis, based on information reported by the Adviser. The Independent Trustees concluded that each Fund’s advisory fee set forth in the Advisory Agreement was reasonable and did not result in an excessive profit to the Adviser in relation to the nature, extent and quality of services provided. The Independent Trustees also concluded that the overall expense ratio for each Fund is reasonable in comparison to the average expense ratio of funds in each Fund’s respective Lipper category, and in light of various factors, such as Fund size and quality of service.

The Trustees considered the information provided by the Adviser with respect to potential “fall out” benefits to the Adviser from its relationship with the Funds, such as benefits to the Adviser in receipt of research paid for with Fund commissions (i.e., soft dollars) and in attracting and retaining non-Fund advisory clients. The Trustees considered the information they were provided about the Adviser’s portfolio brokerage practices on behalf of the Funds, including its policies with respect to obtaining benefits from use of the Funds’ brokerage commissions to obtain research that also could be used for the Adviser’s other clients, and the Independent Trustees concluded that the Adviser’s portfolio brokerage practices appeared to be reasonably designed to achieve best execution on Fund trades.

The Trustees considered whether there were economies of scale in managing the Funds, and in light of the relatively small size of the Funds and the Adviser’s commitment to waive its advisory fees and/or reimburse Fund expenses in order to maintain stated caps on the Funds’ operating expenses, determined that such economies of scale were not present. As such, the Trustees did not consider whether any economies of scale were adequately shared with Fund shareholders.

In voting to approve the continuation of the Advisory Agreement, the Board considered all factors it deemed relevant, including the Adviser Materials. In arriving at its decision, the Board did not identify any single factor as being of paramount importance and each member of the Board gave varying weights to each factor according to his or her own judgment. The Board determined that the renewal of the Advisory Agreement would be in the best interests of each Fund and its shareholders. As a result, the Board, including a majority of the Independent Trustees, unanimously approved the continuation of the Advisory Agreement for each Fund.

64	1-888-462-5386 | www.oakfunds.com

CONTACT US

By Mail
Oak Associates Funds
P.O. Box 8233
Denver, CO 80201-8233

By Telephone 1-888-462-5386 Monday through Friday, 9:00 a.m. to 8:00 p.m. ET

On The Web www.oakfunds.com
Click on the My Oak Account section to take advantage of these features:
•	Trade Online
•	Access and Update Account Information
•	Go Paperless with eDelivery
•	View and download account history
•	Establish a systematic investment plan

The Trust files its complete schedule of portfolio holdings of each Fund with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888- 462-5386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for Oak Associates Funds Shareholders and may be distributed to others only if preceded or accompanied by a prospectus.

Oak Associates Funds are distributed by ALPS Distributors, Inc.

P.O. Box 8233 Denver, CO 80201-8233

Item 2.  Code of Ethics.

Not applicable to semi-annual report.

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSRS.

(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes by which Shareholders may recommend nominees to the Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) have concluded that such controls and procedures are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) A separate certification for each the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) None.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President

Date:	July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Charles A. Kiraly
Charles A. Kiraly
President and Principal Executive Officer

Date:	July 5, 2016

By	/s/ Pete Greenly
Pete Greenly
Treasurer and Principal Financial Officer

Date:	July 5, 2016